Investment Securities (Details 1) - U.S. GSE debt securities, Agency MBS, ABS and OAS, CMO and CDs [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost	$ 55,899,113	$ 63,045,599
Fair Value	$ 46,789,284	$ 62,256,702